October 1, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:   Dreyfus Municipal Money Market Fund, Inc. (the "Fund")
           File No. 811-2946
           CIK No. 0000312564

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Fund's form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on September 25, 1996.


                                         Very truly yours,

                                         /s/Lawrence B. Stoller
                                         Lawrence B. Stoller
                                         Assistant General Counsel
                                         The Dreyfus Corporation


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